Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: September 12, 2023

Payment Date	9/15/2023
Collection Period Start	8/1/2023
Collection Period End	8/31/2023
Interest Period Start	8/15/2023
Interest Period End	9/14/2023

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$491,658,906.92	$34,062,304.86	$457,596,602.06	0.900603	May-26
Class A-3 Notes	$475,000,000.00	$—	$475,000,000.00	1.000000	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$1,106,038,906.92	$34,062,304.86	$1,071,976,602.06

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,220,499,652.93	$1,182,631,062.82	0.790667
YSOC Amount	$111,069,544.63	$107,263,259.38
Adjusted Pool Balance	$1,109,430,108.30	$1,075,367,803.44
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$491,658,906.92	5.20000%	30/360	$2,130,521.93
Class A-3 Notes	$475,000,000.00	4.87000%	30/360	$1,927,708.33
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$1,106,038,906.92			$4,639,241.26

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,220,499,652.93	$1,182,631,062.82
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,109,430,108.30	$1,075,367,803.44
Number of Receivables Outstanding	53,861	53,178
Weighted Average Contract Rate	3.90%	3.90%
Weighted Average Remaining Term (months)	53	52

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,023,188.61
Principal Collections	$37,363,058.17
Liquidation Proceeds	$71,683.70
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$41,457,930.48
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$41,457,930.48

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,017,083.04	$1,017,083.04	$—	$—	$40,440,847.44
Interest - Class A-1 Notes	$—	$—	$—	$—	$40,440,847.44
Interest - Class A-2 Notes	$2,130,521.93	$2,130,521.93	$—	$—	$38,310,325.51
Interest - Class A-3 Notes	$1,927,708.33	$1,927,708.33	$—	$—	$36,382,617.18
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$35,991,107.18
First Allocation of Principal	$—	$—	$—	$—	$35,991,107.18
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$35,933,816.18
Second Allocation of Principal	$3,551,103.48	$3,551,103.48	$—	$—	$32,382,712.70
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$32,322,144.70
Third Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$18,762,144.70
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,690,502.70
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,130,502.70
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,130,502.70
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,739,301.32
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,739,301.32
Remaining Funds to Certificates	$1,739,301.32	$1,739,301.32	$—	$—	$—
Total	$41,457,930.48	$41,457,930.48	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$111,069,544.63
Increase/(Decrease)	$(3,806,285.25)
Ending YSOC Amount	$107,263,259.38

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,109,430,108.30	$1,075,367,803.44
Note Balance	$1,106,038,906.92	$1,071,976,602.06
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	27	$505,531.94
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	55	$71,683.70
Monthly Net Losses (Liquidation Proceeds)			$433,848.24
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.04%
Second Preceding Collection Period			0.16%
Preceding Collection Period			0.16%
Current Collection Period			0.43%
Four-Month Average Net Loss Ratio			0.20%
Cumulative Net Losses for All Periods			$1,409,540.77
Cumulative Net Loss Ratio			0.09%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.18%	79	$2,105,540.64
60-89 Days Delinquent	0.05%	26	$604,651.39
90-119 Days Delinquent	0.02%	9	$238,083.75
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.25%	114	$2,948,275.78

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		5	$127,697.46
Total Repossessed Inventory		8	$191,536.69

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		35	$842,735.14
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.06%
Second Preceding Collection Period			0.05%
Preceding Collection Period			0.07%
Current Collection Period			0.07%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.69	0.06%	25	0.05%